Non-controlling interests	12 Months Ended
Dec. 31, 2019
Non-controlling interests
Non-controlling interests

24.         Non-controlling interests

As of December 31, 2018, the non-controlling interests consisted of the following:

		December 31,
	Ownership	2018
		US$
Shaanxi Zhongmao Economy Development Co., Ltd.	34.02%	3,264,319
Taicang Pengchi Real Estate Co., Limited. (Note 18(a))	83.00%	(25,096,542)
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. (Note 18(a.b))	80.00%	(27,912,339)
Henan Renxin Real Estate Co., Ltd.	49.00%	—
Suzhou Yefang Real Estate Co., Limited. (Note 18(a.b))	79.99%	(11,652,185)
Others		(3,877,921)

Total		(65,274,668)

As of December 31, 2019, the non-controlling interests consisted of the following:

		December 31,
	Ownership	2019
		US$
Shaanxi Zhongmao Economy Development Co., Ltd.	34.02%	6,285,895
Xinyuan Property Management Service (Cayman) Ltd.	32.50%	(28,398,921)
Taicang Pengchi Real Estate Co., Limited. (Note 18(a))	83.00%	(31,228,046)
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. (Note 18(a.b))	80.00%	(34,280,307)
Henan Renxin Real Estate Co., Ltd.	49.00%	—
Suzhou Yefang Real Estate Co., Limited. (Note 18(a.b))	79.99%	(11,463,297)
Others		(2,565,707)

Total		(101,650,383)